GOODWILL (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period	$ 1,394,576	$ 1,228,600
Acquisition of subsidiaries	2,745	85,458
Exchange and other adjustments	1,932	80,518
Goodwill at end of period	$ 1,399,253	$ 1,394,576
Minimum
Reconciliation of changes in intangible assets and goodwill [abstract]
Capitalization rate, EBITDA	7.60%
Maximum
Reconciliation of changes in intangible assets and goodwill [abstract]
Capitalization rate, EBITDA	8.40%